Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Investors Securities Trust
Entity Central Index Key	0000809707
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Class A
Trading Symbol	FISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.82%
[1]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Convertible Securities Fund returned 24.28%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 22.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, consumer discretionary, information technology (IT) and the financials sectors contributed to absolute returns; when combined, these sectors covered nearly two-thirds of the overall portfolio.

↑	Consumer discretionary, industrials, consumer staples, utilities and real estate sectors also contributed.
↑	Insmed in health care and Peloton Interactive (purchased during the period) within the consumer discretionary sector, both which gained more than 100%.
↑
Other key contributors include specific securities across various sectors; Axon Enterprise (industrials); Apollo Global Management and Shift4 Payments (financials); Ivanhoe Mines (materials; sold by period-end); Guidewire Software and HubSpot (IT); and Freshpet (consumer staples).

Top detractors from performance:
↓
Wolfspeed, Microchip Technology and MKS Instruments in IT; Albemarle in materials; Immunocore Holdings and Repligen in health care; and Global Payments in financials detracted from absolute performance. Most of these absolute detractors were new positions for the longer term that exhibited short-term weakness.

↓	Oil States International, an oilfield services provider within the energy sector.
↓	While all of the Fund’s investments in the communication services and utilities sectors traded higher, their combined gains were noticeably weaker than the other advancing sector allocations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	24.28	11.33	10.27
Class A (with sales charge)	17.45	10.08	9.65
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA Convertibles Total Return Alternatives Index	22.16	7.13	7.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,770,668,192
Holdings Count | $ / shares	68	[2]
Advisory Fees Paid, Amount	$ 11,999,607
Investment Company Portfolio Turnover	37.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,770,668,192
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$11,999,607
Portfolio Turnover Rate	37.31%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Fund’s principal investment strategies were revised to remove references to investments in non-convertible debt securities as it is no longer a principal investment strategy of the Fund. In addition, as of March 1, 2024, the Fund was no longer heavily concentrated in the consumer discretionary sector; therefore, references to the sector were removed from the prospectus.
Similarly, the risk disclosure related to the Fund’s investments in the consumer discretionary sector was removed.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Class C
Trading Symbol	FROTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$175	1.57%
[3]
Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Convertible Securities Fund returned 23.37%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 22.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, consumer discretionary, information technology (IT) and the financials sectors contributed to absolute returns; when combined, these sectors covered nearly two-thirds of the overall portfolio.

↑	Consumer discretionary, industrials, consumer staples, utilities and real estate sectors also contributed.
↑	Insmed in health care and Peloton Interactive (purchased during the period) within the consumer discretionary sector, both which gained more than 100%.
↑
Other key contributors include specific securities across various sectors; Axon Enterprise (industrials); Apollo Global Management and Shift4 Payments (financials); Ivanhoe Mines (materials; sold by period-end); Guidewire Software and HubSpot (IT); and Freshpet (consumer staples).

Top detractors from performance:
↓
Wolfspeed, Microchip Technology and MKS Instruments in IT; Albemarle in materials; Immunocore Holdings and Repligen in health care; and Global Payments in financials detracted from absolute performance. Most of these absolute detractors were new positions for the longer term that exhibited short-term weakness.

↓	Oil States International, an oilfield services provider within the energy sector.
↓	While all of the Fund’s investments in the communication services and utilities sectors traded higher, their combined gains were noticeably weaker than the other advancing sector allocations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	23.37	10.50	9.45
Class C (with sales charge)	22.37	10.50	9.45
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA Convertibles Total Return Alternatives Index	22.16	7.13	7.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,770,668,192
Holdings Count | $ / shares	68	[4]
Advisory Fees Paid, Amount	$ 11,999,607
Investment Company Portfolio Turnover	37.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,770,668,192
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$11,999,607
Portfolio Turnover Rate	37.31%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Fund’s principal investment strategies were revised to remove references to investments in non-convertible debt securities as it is no longer a principal investment strategy of the Fund. In addition, as of March 1, 2024, the Fund was no longer heavily concentrated in the consumer discretionary sector; therefore, references to the sector were removed from the prospectus.
Similarly, the risk disclosure related to the Fund’s investments in the consumer discretionary sector was removed.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Class R6
Trading Symbol	FCSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$56	0.50%
[5]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Convertible Securities Fund returned 24.71%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 22.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, consumer discretionary, information technology (IT) and the financials sectors contributed to absolute returns; when combined, these sectors covered nearly two-thirds of the overall portfolio.

↑	Consumer discretionary, industrials, consumer staples, utilities and real estate sectors also contributed.
↑	Insmed in health care and Peloton Interactive (purchased during the period) within the consumer discretionary sector, both which gained more than 100%.
↑
Other key contributors include specific securities across various sectors; Axon Enterprise (industrials); Apollo Global Management and Shift4 Payments (financials); Ivanhoe Mines (materials; sold by period-end); Guidewire Software and HubSpot (IT); and Freshpet (consumer staples).

Top detractors from performance:
↓
Wolfspeed, Microchip Technology and MKS Instruments in IT; Albemarle in materials; Immunocore Holdings and Repligen in health care; and Global Payments in financials detracted from absolute performance. Most of these absolute detractors were new positions for the longer term that exhibited short-term weakness.

↓	Oil States International, an oilfield services provider within the energy sector.
↓	While all of the Fund’s investments in the communication services and utilities sectors traded higher, their combined gains were noticeably weaker than the other advancing sector allocations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	24.71	11.69	10.65
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA Convertibles Total Return Alternatives Index	22.16	7.13	7.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,770,668,192
Holdings Count | $ / shares	68	[6]
Advisory Fees Paid, Amount	$ 11,999,607
Investment Company Portfolio Turnover	37.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,770,668,192
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$11,999,607
Portfolio Turnover Rate	37.31%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Fund’s principal investment strategies were revised to remove references to investments in non-convertible debt securities as it is no longer a principal investment strategy of the Fund. In addition, as of March 1, 2024, the Fund was no longer heavily concentrated in the consumer discretionary sector; therefore, references to the sector were removed from the prospectus.
Similarly, the risk disclosure related to the Fund’s investments in the consumer discretionary sector was removed.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Advisor Class
Trading Symbol	FCSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$64	0.57%
[7]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Convertible Securities Fund returned 24.59%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 22.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, consumer discretionary, information technology (IT) and the financials sectors contributed to absolute returns; when combined, these sectors covered nearly two-thirds of the overall portfolio.

↑	Consumer discretionary, industrials, consumer staples, utilities and real estate sectors also contributed.
↑	Insmed in health care and Peloton Interactive (purchased during the period) within the consumer discretionary sector, both which gained more than 100%.
↑
Other key contributors include specific securities across various sectors; Axon Enterprise (industrials); Apollo Global Management and Shift4 Payments (financials); Ivanhoe Mines (materials; sold by period-end); Guidewire Software and HubSpot (IT); and Freshpet (consumer staples).

Top detractors from performance:
↓
Wolfspeed, Microchip Technology and MKS Instruments in IT; Albemarle in materials; Immunocore Holdings and Repligen in health care; and Global Payments in financials detracted from absolute performance. Most of these absolute detractors were new positions for the longer term that exhibited short-term weakness.

↓	Oil States International, an oilfield services provider within the energy sector.
↓	While all of the Fund’s investments in the communication services and utilities sectors traded higher, their combined gains were noticeably weaker than the other advancing sector allocations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	24.59	11.61	10.54
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA Convertibles Total Return Alternatives Index	22.16	7.13	7.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,770,668,192
Holdings Count | $ / shares	68	[8]
Advisory Fees Paid, Amount	$ 11,999,607
Investment Company Portfolio Turnover	37.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,770,668,192
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$11,999,607
Portfolio Turnover Rate	37.31%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Fund’s principal investment strategies were revised to remove references to investments in non-convertible debt securities as it is no longer a principal investment strategy of the Fund. In addition, as of March 1, 2024, the Fund was no longer heavily concentrated in the consumer discretionary sector; therefore, references to the sector were removed from the prospectus.
Similarly, the risk disclosure related to the Fund’s investments in the consumer discretionary sector was removed.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class A
Trading Symbol	FISEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	0.82%
[9]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Equity Income Fund returned 33.65%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors were top absolute contributors.
↑
JPMorgan Chase and Morgan Stanley, financial services companies within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, which helped net interest margins, and an overall healthy economy, contributed to absolute performance.

↑
Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions, and Oracle, a software and technology company, within the IT sector contributed to absolute performance as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the artificial intelligence (AI) boom. Broadcom, as AI-related demand was a revenue driver and Oracle as the company saw strong growth in their cloud applications.

Top detractors from performance:
Several individual holdings within the health care:
↓	Merck, a pharmaceutical company, declined as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products, detracted from absolute performance.
↓	Becton Dickinson, a medical supply company, faced competitive pressures, detracted from absolute performance (not held at period-end).
↓
Pfizer, a pharmaceutical company, as its stock fell short over the period with a decline in COVID revenues, also detracted from absolute performance. Due to long-term concerns about the company’s low growth rate, high expenses and weak drug development pipeline, the security was sold by period-end.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	33.65	11.00	9.63
Class A (with sales charge)	26.32	9.75	9.02
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.26	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,177,978,324
Holdings Count | $ / shares	84	[10]
Advisory Fees Paid, Amount	$ 17,478,021
Investment Company Portfolio Turnover	29.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,177,978,324
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$17,478,021
Portfolio Turnover Rate	29.71%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024 Todd Brighton, CFA, was removed as a portfolio manager of the Fund.
This is a summary of a change to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class C
Trading Symbol	FRETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$183	1.57%
[11]
Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Equity Income Fund returned 32.63%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors were top absolute contributors.
↑
JPMorgan Chase and Morgan Stanley, financial services companies within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, which helped net interest margins, and an overall healthy economy, contributed to absolute performance.

↑
Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions, and Oracle, a software and technology company, within the IT sector contributed to absolute performance as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the artificial intelligence (AI) boom. Broadcom, as AI-related demand was a revenue driver and Oracle as the company saw strong growth in their cloud applications.

Top detractors from performance:
Several individual holdings within the health care:
↓	Merck, a pharmaceutical company, declined as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products, detracted from absolute performance.
↓	Becton Dickinson, a medical supply company, faced competitive pressures, detracted from absolute performance (not held at period-end).
↓
Pfizer, a pharmaceutical company, as its stock fell short over the period with a decline in COVID revenues, also detracted from absolute performance. Due to long-term concerns about the company’s low growth rate, high expenses and weak drug development pipeline, the security was sold by period-end.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	32.63	10.16	8.82
Class C (with sales charge)	31.63	10.16	8.82
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.26	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,177,978,324
Holdings Count | $ / shares	84	[12]
Advisory Fees Paid, Amount	$ 17,478,021
Investment Company Portfolio Turnover	29.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,177,978,324
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$17,478,021
Portfolio Turnover Rate	29.71%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024 Todd Brighton, CFA, was removed as a portfolio manager of the Fund.
This is a summary of a change to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class R
Trading Symbol	FREIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$125	1.07%
[13]
Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Franklin Equity Income Fund returned 33.32%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors were top absolute contributors.
↑
JPMorgan Chase and Morgan Stanley, financial services companies within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, which helped net interest margins, and an overall healthy economy, contributed to absolute performance.

↑
Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions, and Oracle, a software and technology company, within the IT sector contributed to absolute performance as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the artificial intelligence (AI) boom. Broadcom, as AI-related demand was a revenue driver and Oracle as the company saw strong growth in their cloud applications.

Top detractors from performance:
Several individual holdings within the health care:
↓	Merck, a pharmaceutical company, declined as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products, detracted from absolute performance.
↓	Becton Dickinson, a medical supply company, faced competitive pressures, detracted from absolute performance (not held at period-end).
↓
Pfizer, a pharmaceutical company, as its stock fell short over the period with a decline in COVID revenues, also detracted from absolute performance. Due to long-term concerns about the company’s low growth rate, high expenses and weak drug development pipeline, the security was sold by period-end.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	33.32	10.73	9.38
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.26	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,177,978,324
Holdings Count | $ / shares	84	[14]
Advisory Fees Paid, Amount	$ 17,478,021
Investment Company Portfolio Turnover	29.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,177,978,324
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$17,478,021
Portfolio Turnover Rate	29.71%
[14]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024 Todd Brighton, CFA, was removed as a portfolio manager of the Fund.
This is a summary of a change to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class R6
Trading Symbol	FEIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$57	0.49%
[15]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Equity Income Fund returned 34.11%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors were top absolute contributors.
↑
JPMorgan Chase and Morgan Stanley, financial services companies within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, which helped net interest margins, and an overall healthy economy, contributed to absolute performance.

↑
Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions, and Oracle, a software and technology company, within the IT sector contributed to absolute performance as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the artificial intelligence (AI) boom. Broadcom, as AI-related demand was a revenue driver and Oracle as the company saw strong growth in their cloud applications.

Top detractors from performance:
Several individual holdings within the health care:
↓	Merck, a pharmaceutical company, declined as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products, detracted from absolute performance.
↓	Becton Dickinson, a medical supply company, faced competitive pressures, detracted from absolute performance (not held at period-end).
↓
Pfizer, a pharmaceutical company, as its stock fell short over the period with a decline in COVID revenues, also detracted from absolute performance. Due to long-term concerns about the company’s low growth rate, high expenses and weak drug development pipeline, the security was sold by period-end.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	34.11	11.37	10.02
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.26	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,177,978,324
Holdings Count | $ / shares	84	[16]
Advisory Fees Paid, Amount	$ 17,478,021
Investment Company Portfolio Turnover	29.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,177,978,324
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$17,478,021
Portfolio Turnover Rate	29.71%
[16]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024 Todd Brighton, CFA, was removed as a portfolio manager of the Fund.
This is a summary of a change to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Advisor Class
Trading Symbol	FEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$67	0.57%
[17]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Equity Income Fund returned 33.98%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors were top absolute contributors.
↑
JPMorgan Chase and Morgan Stanley, financial services companies within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, which helped net interest margins, and an overall healthy economy, contributed to absolute performance.

↑
Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions, and Oracle, a software and technology company, within the IT sector contributed to absolute performance as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the artificial intelligence (AI) boom. Broadcom, as AI-related demand was a revenue driver and Oracle as the company saw strong growth in their cloud applications.

Top detractors from performance:
Several individual holdings within the health care:
↓	Merck, a pharmaceutical company, declined as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products, detracted from absolute performance.
↓	Becton Dickinson, a medical supply company, faced competitive pressures, detracted from absolute performance (not held at period-end).
↓
Pfizer, a pharmaceutical company, as its stock fell short over the period with a decline in COVID revenues, also detracted from absolute performance. Due to long-term concerns about the company’s low growth rate, high expenses and weak drug development pipeline, the security was sold by period-end.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	33.98	11.27	9.91
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.26	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,177,978,324
Holdings Count | $ / shares	84	[18]
Advisory Fees Paid, Amount	$ 17,478,021
Investment Company Portfolio Turnover	29.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,177,978,324
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$17,478,021
Portfolio Turnover Rate	29.71%
[18]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024 Todd Brighton, CFA, was removed as a portfolio manager of the Fund.
This is a summary of a change to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class A
Trading Symbol	FBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	0.90%
[19]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Managed Income Fund returned 19.00%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index) and the S&P 500 Index, which returned 10.55%, 20.20% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. Treasuries (USTs), along with the financials and health care sectors, led absolute fixed income returns during the period. By issuer, top contributors were Community Health Systems and JBS.
↑
Among equities, returns were driven by the financials, information technology (IT), and utilities sectors. JP Morgan Chase and Morgan Stanley contributed within financials, while Texas Instruments added value within IT.

↑
Underweight fixed income allocation to securitized products and government related securities assisted relative returns, as did selection within the financials sector. Equity returns benefited from overweight positioning and selection within the utilities and financials sectors and an underweight allocation and stock selection within health care.

Top detractors from performance:
↓	Albemarle, Halliburton, and CVS Health hindered equity returns.
↓
Relative fixed income returns were weakened by overweight allocations to the industrials, materials, and consumer discretionary sectors. Further, stock selection among the IT, industrials, and materials sectors detracted from relative equity returns.

↓	From an absolute returns perspective, no fixed income sectors or individual issuers meaningfully detracted from performance.
Use of derivatives and the impact on performance:
The Fund used UST futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions. In aggregate these derivatives modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	19.00	5.86	5.92
Class A (with sales charge)	12.50	4.68	5.32
Russell 3000 Index	37.86	14.60	12.44
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index	20.20	4.82	6.04
S&P 500 Index	38.02	15.26	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,503,952,269
Holdings Count | $ / shares	183	[20]
Advisory Fees Paid, Amount	$ 19,238,032
Investment Company Portfolio Turnover	31.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,503,952,269
Total Number of Portfolio Holdings*	183
Total Management Fee Paid	$19,238,032
Portfolio Turnover Rate	31.92%
[20]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class C
Trading Symbol	FBMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$180	1.65%
[21]
Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Managed Income Fund returned 18.08%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index) and the S&P 500 Index, which returned 10.55%, 20.20% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. Treasuries (USTs), along with the financials and health care sectors, led absolute fixed income returns during the period. By issuer, top contributors were Community Health Systems and JBS.
↑
Among equities, returns were driven by the financials, information technology (IT), and utilities sectors. JP Morgan Chase and Morgan Stanley contributed within financials, while Texas Instruments added value within IT.

↑
Underweight fixed income allocation to securitized products and government related securities assisted relative returns, as did selection within the financials sector. Equity returns benefited from overweight positioning and selection within the utilities and financials sectors and an underweight allocation and stock selection within health care.

Top detractors from performance:
↓	Albemarle, Halliburton, and CVS Health hindered equity returns.
↓
Relative fixed income returns were weakened by overweight allocations to the industrials, materials, and consumer discretionary sectors. Further, stock selection among the IT, industrials, and materials sectors detracted from relative equity returns.

↓	From an absolute returns perspective, no fixed income sectors or individual issuers meaningfully detracted from performance.
Use of derivatives and the impact on performance:
The Fund used UST futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions. In aggregate these derivatives modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	18.08	5.06	5.13
Class C (with sales charge)	17.08	5.06	5.13
Russell 3000 Index	37.86	14.60	12.44
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index	20.20	4.82	6.04
S&P 500 Index	38.02	15.26	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,503,952,269
Holdings Count | $ / shares	183	[22]
Advisory Fees Paid, Amount	$ 19,238,032
Investment Company Portfolio Turnover	31.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,503,952,269
Total Number of Portfolio Holdings*	183
Total Management Fee Paid	$19,238,032
Portfolio Turnover Rate	31.92%
[22]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class R
Trading Symbol	FBFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$126	1.15%
[23]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Franklin Managed Income Fund returned 18.75%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index) and the S&P 500 Index, which returned 10.55%, 20.20% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. Treasuries (USTs), along with the financials and health care sectors, led absolute fixed income returns during the period. By issuer, top contributors were Community Health Systems and JBS.
↑
Among equities, returns were driven by the financials, information technology (IT), and utilities sectors. JP Morgan Chase and Morgan Stanley contributed within financials, while Texas Instruments added value within IT.

↑
Underweight fixed income allocation to securitized products and government related securities assisted relative returns, as did selection within the financials sector. Equity returns benefited from overweight positioning and selection within the utilities and financials sectors and an underweight allocation and stock selection within health care.

Top detractors from performance:
↓	Albemarle, Halliburton, and CVS Health hindered equity returns.
↓
Relative fixed income returns were weakened by overweight allocations to the industrials, materials, and consumer discretionary sectors. Further, stock selection among the IT, industrials, and materials sectors detracted from relative equity returns.

↓	From an absolute returns perspective, no fixed income sectors or individual issuers meaningfully detracted from performance.
Use of derivatives and the impact on performance:
The Fund used UST futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions. In aggregate these derivatives modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	18.75	5.59	5.66
Russell 3000 Index	37.86	14.60	12.44
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index	20.20	4.82	6.04
S&P 500 Index	38.02	15.26	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,503,952,269
Holdings Count | $ / shares	183	[24]
Advisory Fees Paid, Amount	$ 19,238,032
Investment Company Portfolio Turnover	31.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,503,952,269
Total Number of Portfolio Holdings*	183
Total Management Fee Paid	$19,238,032
Portfolio Turnover Rate	31.92%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class R6
Trading Symbol	FBFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$64	0.58%
[25]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Managed Income Fund returned 19.43%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index) and the S&P 500 Index, which returned 10.55%, 20.20% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. Treasuries (USTs), along with the financials and health care sectors, led absolute fixed income returns during the period. By issuer, top contributors were Community Health Systems and JBS.
↑
Among equities, returns were driven by the financials, information technology (IT), and utilities sectors. JP Morgan Chase and Morgan Stanley contributed within financials, while Texas Instruments added value within IT.

↑
Underweight fixed income allocation to securitized products and government related securities assisted relative returns, as did selection within the financials sector. Equity returns benefited from overweight positioning and selection within the utilities and financials sectors and an underweight allocation and stock selection within health care.

Top detractors from performance:
↓	Albemarle, Halliburton, and CVS Health hindered equity returns.
↓
Relative fixed income returns were weakened by overweight allocations to the industrials, materials, and consumer discretionary sectors. Further, stock selection among the IT, industrials, and materials sectors detracted from relative equity returns.

↓	From an absolute returns perspective, no fixed income sectors or individual issuers meaningfully detracted from performance.
Use of derivatives and the impact on performance:
The Fund used UST futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions. In aggregate these derivatives modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	19.43	6.19	6.28
Russell 3000 Index	37.86	14.60	12.44
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index	20.20	4.82	6.04
S&P 500 Index	38.02	15.26	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,503,952,269
Holdings Count | $ / shares	183	[26]
Advisory Fees Paid, Amount	$ 19,238,032
Investment Company Portfolio Turnover	31.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,503,952,269
Total Number of Portfolio Holdings*	183
Total Management Fee Paid	$19,238,032
Portfolio Turnover Rate	31.92%
[26]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Advisor Class
Trading Symbol	FBFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$71	0.65%
[27]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Managed Income Fund returned 19.25%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index) and the S&P 500 Index, which returned 10.55%, 20.20% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. Treasuries (USTs), along with the financials and health care sectors, led absolute fixed income returns during the period. By issuer, top contributors were Community Health Systems and JBS.
↑
Among equities, returns were driven by the financials, information technology (IT), and utilities sectors. JP Morgan Chase and Morgan Stanley contributed within financials, while Texas Instruments added value within IT.

↑
Underweight fixed income allocation to securitized products and government related securities assisted relative returns, as did selection within the financials sector. Equity returns benefited from overweight positioning and selection within the utilities and financials sectors and an underweight allocation and stock selection within health care.

Top detractors from performance:
↓	Albemarle, Halliburton, and CVS Health hindered equity returns.
↓
Relative fixed income returns were weakened by overweight allocations to the industrials, materials, and consumer discretionary sectors. Further, stock selection among the IT, industrials, and materials sectors detracted from relative equity returns.

↓	From an absolute returns perspective, no fixed income sectors or individual issuers meaningfully detracted from performance.
Use of derivatives and the impact on performance:
The Fund used UST futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions. In aggregate these derivatives modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	19.25	6.11	6.19
Russell 3000 Index	37.86	14.60	12.44
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index	20.20	4.82	6.04
S&P 500 Index	38.02	15.26	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,503,952,269
Holdings Count | $ / shares	183	[28]
Advisory Fees Paid, Amount	$ 19,238,032
Investment Company Portfolio Turnover	31.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,503,952,269
Total Number of Portfolio Holdings*	183
Total Management Fee Paid	$19,238,032
Portfolio Turnover Rate	31.92%
[28]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Class A
Trading Symbol	FAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	0.94%
[29]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Floating Rate Daily Access Fund returned 10.01%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 10.56% for the same period. The Fund previously compared its performance to the Credit Suisse Leveraged Loan Index, which returned 10.55% for the same period. Effective March 1, 2024, the Morningstar LSTA U.S. Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA U.S. Leveraged Loan Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Prior to February 29, 2024; underweight loan allocation to the information technology and energy industries; loan selection in leisure, finance and health care issuers; underweight allocation in upper-tier loans and overweight allocation to middle-tier loans relative to the index.

↑
Post February 29, 2024; a slight overweight in the shipping transportation industry and underweight in the food/tobacco and service segments; loan selection in telecommunications, aerospace and chemical issuers; overweight allocation to middle-tier loans and underweight allocations in upper-tier loans and lower-tier loans relative to the index.

Top detractors from performance:
↓
Prior to February 29, 2024; underweight loan allocation to the housing and broadcasting segments; allocation to equity received from prior restructurings and cash exposures; loan selection in our selection in retail, telecommunications and service issuers and an underweight allocation to lower-tier loans relative to the index.

↓
Post February 29, 2024; overweight loan allocation to the land transportation industry and underweight in telecommunication segment; allocation to equity received from prior restructurings    and cash exposure; loan selection in land transportation, health care and service issuers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	10.01	4.91	3.71
Class A (with sales charge)	7.45	4.42	3.46
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Morningstar LSTA U.S. Leveraged Loan Index[1]	10.56	6.02	4.92
Credit Suisse Leveraged Loan Index	10.55	5.88	4.91
[30]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,423,088,796
Holdings Count | $ / shares	307	[31]
Advisory Fees Paid, Amount	$ 8,011,080
Investment Company Portfolio Turnover	51.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,423,088,796
Total Number of Portfolio Holdings*	307
Total Management Fee Paid	$8,011,080
Portfolio Turnover Rate	51.91%
[31]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 1, 2024, investments of $250,000 or more in Class A shares will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Class C
Trading Symbol	FCFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$140	1.34%
[32]
Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Floating Rate Daily Access Fund returned 9.57%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 10.56% for the same period. The Fund previously compared its performance to the Credit Suisse Leveraged Loan Index, which returned 10.55% for the same period. Effective March 1, 2024, the Morningstar LSTA U.S. Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA U.S. Leveraged Loan Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Prior to February 29, 2024; underweight loan allocation to the information technology and energy industries; loan selection in leisure, finance and health care issuers; underweight allocation in upper-tier loans and overweight allocation to middle-tier loans relative to the index.

↑
Post February 29, 2024; a slight overweight in the shipping transportation industry and underweight in the food/tobacco and service segments; loan selection in telecommunications, aerospace and chemical issuers; overweight allocation to middle-tier loans and underweight allocations in upper-tier loans and lower-tier loans relative to the index.

Top detractors from performance:
↓
Prior to February 29, 2024; underweight loan allocation to the housing and broadcasting segments; allocation to equity received from prior restructurings and cash exposures; loan selection in our selection in retail, telecommunications and service issuers and an underweight allocation to lower-tier loans relative to the index.

↓
Post February 29, 2024; overweight loan allocation to the land transportation industry and underweight in telecommunication segment; allocation to equity received from prior restructurings    and cash exposure; loan selection in land transportation, health care and service issuers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	9.57	4.49	3.29
Class C (with sales charge)	8.54	4.48	3.28
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Morningstar LSTA U.S. Leveraged Loan Index[1]	10.56	6.02	4.92
Credit Suisse Leveraged Loan Index	10.55	5.88	4.91
[33]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,423,088,796
Holdings Count | $ / shares	307	[34]
Advisory Fees Paid, Amount	$ 8,011,080
Investment Company Portfolio Turnover	51.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,423,088,796
Total Number of Portfolio Holdings*	307
Total Management Fee Paid	$8,011,080
Portfolio Turnover Rate	51.91%
[34]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Class R6
Trading Symbol	FFRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.60%
[35]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Floating Rate Daily Access Fund returned 10.37%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 10.56% for the same period. The Fund previously compared its performance to the Credit Suisse Leveraged Loan Index, which returned 10.55% for the same period. Effective March 1, 2024, the Morningstar LSTA U.S. Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA U.S. Leveraged Loan Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Prior to February 29, 2024; underweight loan allocation to the information technology and energy industries; loan selection in leisure, finance and health care issuers; underweight allocation in upper-tier loans and overweight allocation to middle-tier loans relative to the index.

↑
Post February 29, 2024; a slight overweight in the shipping transportation industry and underweight in the food/tobacco and service segments; loan selection in telecommunications, aerospace and chemical issuers; overweight allocation to middle-tier loans and underweight allocations in upper-tier loans and lower-tier loans relative to the index.

Top detractors from performance:
↓
Prior to February 29, 2024; underweight loan allocation to the housing and broadcasting segments; allocation to equity received from prior restructurings and cash exposures; loan selection in our selection in retail, telecommunications and service issuers and an underweight allocation to lower-tier loans relative to the index.

↓
Post February 29, 2024; overweight loan allocation to the land transportation industry and underweight in telecommunication segment; allocation to equity received from prior restructurings    and cash exposure; loan selection in land transportation, health care and service issuers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	10.37	5.26	4.06
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Morningstar LSTA U.S. Leveraged Loan Index[1]	10.56	6.02	4.92
Credit Suisse Leveraged Loan Index	10.55	5.88	4.91
[36]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,423,088,796
Holdings Count | $ / shares	307	[37]
Advisory Fees Paid, Amount	$ 8,011,080
Investment Company Portfolio Turnover	51.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,423,088,796
Total Number of Portfolio Holdings*	307
Total Management Fee Paid	$8,011,080
Portfolio Turnover Rate	51.91%
[37]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Advisor Class
Trading Symbol	FDAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$73	0.69%
[38]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Floating Rate Daily Access Fund returned 10.29%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 10.56% for the same period. The Fund previously compared its performance to the Credit Suisse Leveraged Loan Index, which returned 10.55% for the same period. Effective March 1, 2024, the Morningstar LSTA U.S. Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA U.S. Leveraged Loan Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Prior to February 29, 2024; underweight loan allocation to the information technology and energy industries; loan selection in leisure, finance and health care issuers; underweight allocation in upper-tier loans and overweight allocation to middle-tier loans relative to the index.

↑
Post February 29, 2024; a slight overweight in the shipping transportation industry and underweight in the food/tobacco and service segments; loan selection in telecommunications, aerospace and chemical issuers; overweight allocation to middle-tier loans and underweight allocations in upper-tier loans and lower-tier loans relative to the index.

Top detractors from performance:
↓
Prior to February 29, 2024; underweight loan allocation to the housing and broadcasting segments; allocation to equity received from prior restructurings and cash exposures; loan selection in our selection in retail, telecommunications and service issuers and an underweight allocation to lower-tier loans relative to the index.

↓
Post February 29, 2024; overweight loan allocation to the land transportation industry and underweight in telecommunication segment; allocation to equity received from prior restructurings    and cash exposure; loan selection in land transportation, health care and service issuers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	10.29	5.17	3.96
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Morningstar LSTA U.S. Leveraged Loan Index[1]	10.56	6.02	4.92
Credit Suisse Leveraged Loan Index	10.55	5.88	4.91
[39]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,423,088,796
Holdings Count | $ / shares	307	[40]
Advisory Fees Paid, Amount	$ 8,011,080
Investment Company Portfolio Turnover	51.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,423,088,796
Total Number of Portfolio Holdings*	307
Total Management Fee Paid	$8,011,080
Portfolio Turnover Rate	51.91%
[40]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Long Duration Credit Fund
Class Name	Class R6
Trading Symbol	FLDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Long Duration Credit Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$12	0.11%
[41]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Long Duration Credit Fund returned 18.70%. The Fund compares its performance to the Bloomberg U.S. Long Credit Index, which returned 18.80% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight allocation to the taxable municipal bond sector
↑	Security selection in utility segment
↑	Security selection in financial issues

Top detractors from performance:
↓	A modest allocation to U.S. Treasuries led to relative underperformance as credit outperformed with credit spreads moving tighter throughout the period
↓	Security selection in media and cable segment
↓	Security selection in aerospace and defense

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (8/22/2023)
Class R6	18.70	9.23
Bloomberg U.S. Aggregate Index	10.55	6.46
Bloomberg U.S. Long Credit Index	18.80	9.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 87,309,395
Holdings Count | $ / shares	310	[42]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$87,309,395
Total Number of Portfolio Holdings*	310
Total Management Fee Paid	$0
Portfolio Turnover Rate	44.62%
[42]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Andrew C. Benson was added as a portfolio manager of the Fund.
Effective March 1, 2024, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expenses, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.09% for each share class until February 28, 2025.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class A
Trading Symbol	FLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$68	0.66%
[43]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Low Duration Total Return Fund returned 6.76%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 6.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade and high-yield corporate bonds. Overweight allocation to senior secured floating-rate bank loans and collateralized loan obligations (CLOs)
↑	Overweight allocation to non-agency residential mortgage-backed securities and asset backed securities (ABS)
↑	Exposure to commercial mortgage-backed securities

Top detractors from performance:
↓	Security selection in senior secured floating-rate bank loans, CLOs and ABS
↓	Exposure to non-U.S. dollar denominated emerging market debt
Use of derivatives and the impact on performance:
The Fund utilized derivatives, including credit default swaps, credit default indices, and U.S. Treasury futures, principally as a tool for efficient portfolio management and to manage overall portfolio risk, which overall marginally detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	6.76	1.87	1.70
Class A (with sales charge)	4.37	1.41	1.47
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government & Credit (1-3 Year) Index	6.25	1.51	1.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,972,116,843
Holdings Count | $ / shares	708	[44]
Advisory Fees Paid, Amount	$ 4,225,120
Investment Company Portfolio Turnover	65.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,972,116,843
Total Number of Portfolio Holdings*	708
Total Management Fee Paid	$4,225,120
Portfolio Turnover Rate	65.68%
[44]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Effective September 30, 2024, Sameer Kackar and Michael V. Salm were added as portfolio managers of the Fund and Sonal Desai was removed as a portfolio manager of the Fund.
Effective July 1, 2024, investments of $250,000 or more in Class A shares will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class C
Trading Symbol	FLDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$109	1.06%
[45]
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Low Duration Total Return Fund returned 6.50%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 6.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade and high-yield corporate bonds. Overweight allocation to senior secured floating-rate bank loans and collateralized loan obligations (CLOs)
↑	Overweight allocation to non-agency residential mortgage-backed securities and asset backed securities (ABS)
↑	Exposure to commercial mortgage-backed securities

Top detractors from performance:
↓	Security selection in senior secured floating-rate bank loans, CLOs and ABS
↓	Exposure to non-U.S. dollar denominated emerging market debt
Use of derivatives and the impact on performance:
The Fund utilized derivatives, including credit default swaps, credit default indices, and U.S. Treasury futures, principally as a tool for efficient portfolio management and to manage overall portfolio risk, which overall marginally detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	6.50	1.48	1.30
Class C (with sales charge)	5.48	1.48	1.30
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government & Credit (1-3 Year) Index	6.25	1.51	1.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,972,116,843
Holdings Count | $ / shares	708	[46]
Advisory Fees Paid, Amount	$ 4,225,120
Investment Company Portfolio Turnover	65.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,972,116,843
Total Number of Portfolio Holdings*	708
Total Management Fee Paid	$4,225,120
Portfolio Turnover Rate	65.68%
[46]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Effective September 30, 2024, Sameer Kackar and Michael V. Salm were added as portfolio managers of the Fund and Sonal Desai was removed as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class R
Trading Symbol	FLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$94	0.91%
[47]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Franklin Low Duration Total Return Fund returned 6.50%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 6.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade and high-yield corporate bonds. Overweight allocation to senior secured floating-rate bank loans and collateralized loan obligations (CLOs)
↑	Overweight allocation to non-agency residential mortgage-backed securities and asset backed securities (ABS)
↑	Exposure to commercial mortgage-backed securities

Top detractors from performance:
↓	Security selection in senior secured floating-rate bank loans, CLOs and ABS
↓	Exposure to non-U.S. dollar denominated emerging market debt
Use of derivatives and the impact on performance:
The Fund utilized derivatives, including credit default swaps, credit default indices, and U.S. Treasury futures, principally as a tool for efficient portfolio management and to manage overall portfolio risk, which overall marginally detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	6.50	1.60	1.43
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government & Credit (1-3 Year) Index	6.25	1.51	1.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,972,116,843
Holdings Count | $ / shares	708	[48]
Advisory Fees Paid, Amount	$ 4,225,120
Investment Company Portfolio Turnover	65.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,972,116,843
Total Number of Portfolio Holdings*	708
Total Management Fee Paid	$4,225,120
Portfolio Turnover Rate	65.68%
[48]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Effective September 30, 2024, Sameer Kackar and Michael V. Salm were added as portfolio managers of the Fund and Sonal Desai was removed as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class R6
Trading Symbol	FLRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$31	0.30%
[49]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Low Duration Total Return Fund returned 7.21%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 6.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade and high-yield corporate bonds. Overweight allocation to senior secured floating-rate bank loans and collateralized loan obligations (CLOs)
↑	Overweight allocation to non-agency residential mortgage-backed securities and asset backed securities (ABS)
↑	Exposure to commercial mortgage-backed securities

Top detractors from performance:
↓	Security selection in senior secured floating-rate bank loans, CLOs and ABS
↓	Exposure to non-U.S. dollar denominated emerging market debt
Use of derivatives and the impact on performance:
The Fund utilized derivatives, including credit default swaps, credit default indices, and U.S. Treasury futures, principally as a tool for efficient portfolio management and to manage overall portfolio risk, which overall marginally detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	7.21	2.22	2.07
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government & Credit (1-3 Year) Index	6.25	1.51	1.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,972,116,843
Holdings Count | $ / shares	708	[50]
Advisory Fees Paid, Amount	$ 4,225,120
Investment Company Portfolio Turnover	65.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,972,116,843
Total Number of Portfolio Holdings*	708
Total Management Fee Paid	$4,225,120
Portfolio Turnover Rate	65.68%
[50]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Effective September 30, 2024, Sameer Kackar and Michael V. Salm were added as portfolio managers of the Fund and Sonal Desai was removed as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Advisor Class
Trading Symbol	FLDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$42	0.41%
[51]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Low Duration Total Return Fund returned 6.99%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 6.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade and high-yield corporate bonds. Overweight allocation to senior secured floating-rate bank loans and collateralized loan obligations (CLOs)
↑	Overweight allocation to non-agency residential mortgage-backed securities and asset backed securities (ABS)
↑	Exposure to commercial mortgage-backed securities

Top detractors from performance:
↓	Security selection in senior secured floating-rate bank loans, CLOs and ABS
↓	Exposure to non-U.S. dollar denominated emerging market debt
Use of derivatives and the impact on performance:
The Fund utilized derivatives, including credit default swaps, credit default indices, and U.S. Treasury futures, principally as a tool for efficient portfolio management and to manage overall portfolio risk, which overall marginally detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	6.99	2.11	1.95
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government & Credit (1-3 Year) Index	6.25	1.51	1.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,972,116,843
Holdings Count | $ / shares	708	[52]
Advisory Fees Paid, Amount	$ 4,225,120
Investment Company Portfolio Turnover	65.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,972,116,843
Total Number of Portfolio Holdings*	708
Total Management Fee Paid	$4,225,120
Portfolio Turnover Rate	65.68%
[52]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Effective September 30, 2024, Sameer Kackar and Michael V. Salm were added as portfolio managers of the Fund and Sonal Desai was removed as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class A
Trading Symbol	FISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$86	0.83%
[53]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Low Duration U.S. Government Securities Fund returned 6.49%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 5.78% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Allocations to agency hybrid adjustable-rate mortgages and collateralized mortgage obligations were major contributors to relative performance.
↑	Allocation to agency mortgage-backed securities.
↑	Exposure to agency commercial mortgage-backed securities.

Top detractors from performance:
↓	There were no significant detractors to performance during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest rate derivatives, including future contracts to manage duration more efficiently, which modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	6.49	1.24	0.82
Class A (with sales charge)	4.10	0.79	0.59
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government (1-3 Year) Index	5.78	1.30	1.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 388,576,925
Holdings Count | $ / shares	1,241	[54]
Advisory Fees Paid, Amount	$ 1,507,874
Investment Company Portfolio Turnover	16.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$388,576,925
Total Number of Portfolio Holdings*	1,241
Total Management Fee Paid	$1,507,874
Portfolio Turnover Rate	16.02%
[54]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
Effective July 1, 2024, investments of $250,000 or more in Class A shares of the Fund will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class A1
Trading Symbol	FAUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$70	0.68%
[55]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A1 shares of Franklin Low Duration U.S. Government Securities Fund returned 6.65%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 5.78% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Allocations to agency hybrid adjustable-rate mortgages and collateralized mortgage obligations were major contributors to relative performance.
↑	Allocation to agency mortgage-backed securities.
↑	Exposure to agency commercial mortgage-backed securities.

Top detractors from performance:
↓	There were no significant detractors to performance during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest rate derivatives, including future contracts to manage duration more efficiently, which modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A1	6.65	1.39	0.98
Class A1 (with sales charge)	4.26	0.94	0.75
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government (1-3 Year) Index	5.78	1.30	1.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 388,576,925
Holdings Count | $ / shares	1,241	[56]
Advisory Fees Paid, Amount	$ 1,507,874
Investment Company Portfolio Turnover	16.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$388,576,925
Total Number of Portfolio Holdings*	1,241
Total Management Fee Paid	$1,507,874
Portfolio Turnover Rate	16.02%
[56]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
Effective July 1, 2024, investments of $250,000 or more in Class A1 shares of the Fund will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class C
Trading Symbol	FCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$127	1.23%
[57]
Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Low Duration U.S. Government Securities Fund returned 6.07%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 5.78% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Allocations to agency hybrid adjustable-rate mortgages and collateralized mortgage obligations were major contributors to relative performance.
↑	Allocation to agency mortgage-backed securities.
↑	Exposure to agency commercial mortgage-backed securities.

Top detractors from performance:
↓	There were no significant detractors to performance during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest rate derivatives, including future contracts to manage duration more efficiently, which modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	6.07	0.81	0.42
Class C (with sales charge)	5.07	0.81	0.42
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government (1-3 Year) Index	5.78	1.30	1.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 388,576,925
Holdings Count | $ / shares	1,241	[58]
Advisory Fees Paid, Amount	$ 1,507,874
Investment Company Portfolio Turnover	16.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$388,576,925
Total Number of Portfolio Holdings*	1,241
Total Management Fee Paid	$1,507,874
Portfolio Turnover Rate	16.02%
[58]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class R6
Trading Symbol	FAURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$57	0.55%
[59]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Low Duration U.S. Government Securities Fund returned 6.78%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 5.78% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Allocations to agency hybrid adjustable-rate mortgages and collateralized mortgage obligations were major contributors to relative performance.
↑	Allocation to agency mortgage-backed securities.
↑	Exposure to agency commercial mortgage-backed securities.

Top detractors from performance:
↓	There were no significant detractors to performance during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest rate derivatives, including future contracts to manage duration more efficiently, which modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	6.78	1.56	1.17
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government (1-3 Year) Index	5.78	1.30	1.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 388,576,925
Holdings Count | $ / shares	1,241	[60]
Advisory Fees Paid, Amount	$ 1,507,874
Investment Company Portfolio Turnover	16.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$388,576,925
Total Number of Portfolio Holdings*	1,241
Total Management Fee Paid	$1,507,874
Portfolio Turnover Rate	16.02%
[60]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Advisor Class
Trading Symbol	FAUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$60	0.58%
[61]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Low Duration U.S. Government Securities Fund returned 6.89%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 5.78% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Allocations to agency hybrid adjustable-rate mortgages and collateralized mortgage obligations were major contributors to relative performance.
↑	Allocation to agency mortgage-backed securities.
↑	Exposure to agency commercial mortgage-backed securities.

Top detractors from performance:
↓	There were no significant detractors to performance during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest rate derivatives, including future contracts to manage duration more efficiently, which modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	6.89	1.49	1.07
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government (1-3 Year) Index	5.78	1.30	1.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 388,576,925
Holdings Count | $ / shares	1,241	[62]
Advisory Fees Paid, Amount	$ 1,507,874
Investment Company Portfolio Turnover	16.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$388,576,925
Total Number of Portfolio Holdings*	1,241
Total Management Fee Paid	$1,507,874
Portfolio Turnover Rate	16.02%
[62]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class A
Trading Symbol	FKBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$88	0.83%
[63]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Total Return Fund returned 10.99%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade corporate bonds and senior secured floating-rate bank loan as well as overweight allocation to high-yield (HY) corporate bonds and collateralized loan obligations.
↑	Overweight allocation to agency mortgage-backed securities (MBS), non-agency residential mortgage-backed securities and commercial mortgage-backed securities (CMBS).
↑	Exposure to taxable municipal bonds and sovereign emerging-market debt.

Top detractors from performance:
↓	Security selection in MBS and CMBS.
↓	Security selection in HY corporate bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	10.99	-0.40	0.99
Class A (with sales charge)	6.85	-1.16	0.60
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,153,658,403
Holdings Count | $ / shares	730	[64]
Advisory Fees Paid, Amount	$ 12,522,070
Investment Company Portfolio Turnover	204.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,153,658,403
Total Number of Portfolio Holdings*	730
Total Management Fee Paid	$12,522,070
Portfolio Turnover Rate	204.24%
[64]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Additionally, effective September 30, 2024, Michael V. Salm was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class C
Trading Symbol	FCTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$129	1.23%
[65]
Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Total Return Fund returned 10.36%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade corporate bonds and senior secured floating-rate bank loan as well as overweight allocation to high-yield (HY) corporate bonds and collateralized loan obligations.
↑	Overweight allocation to agency mortgage-backed securities (MBS), non-agency residential mortgage-backed securities and commercial mortgage-backed securities (CMBS).
↑	Exposure to taxable municipal bonds and sovereign emerging-market debt.

Top detractors from performance:
↓	Security selection in MBS and CMBS.
↓	Security selection in HY corporate bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	10.36	-0.81	0.58
Class C (with sales charge)	9.36	-0.81	0.58
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,153,658,403
Holdings Count | $ / shares	730	[66]
Advisory Fees Paid, Amount	$ 12,522,070
Investment Company Portfolio Turnover	204.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,153,658,403
Total Number of Portfolio Holdings*	730
Total Management Fee Paid	$12,522,070
Portfolio Turnover Rate	204.24%
[66]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Additionally, effective September 30, 2024, Michael V. Salm was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class R
Trading Symbol	FTRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$114	1.08%
[67]
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Franklin Total Return Fund returned 10.62%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade corporate bonds and senior secured floating-rate bank loan as well as overweight allocation to high-yield (HY) corporate bonds and collateralized loan obligations.
↑	Overweight allocation to agency mortgage-backed securities (MBS), non-agency residential mortgage-backed securities and commercial mortgage-backed securities (CMBS).
↑	Exposure to taxable municipal bonds and sovereign emerging-market debt.

Top detractors from performance:
↓	Security selection in MBS and CMBS.
↓	Security selection in HY corporate bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	10.62	-0.64	0.74
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,153,658,403
Holdings Count | $ / shares	730	[68]
Advisory Fees Paid, Amount	$ 12,522,070
Investment Company Portfolio Turnover	204.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,153,658,403
Total Number of Portfolio Holdings*	730
Total Management Fee Paid	$12,522,070
Portfolio Turnover Rate	204.24%
[68]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Additionally, effective September 30, 2024, Michael V. Salm was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class R6
Trading Symbol	FRERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$50	0.47%
[69]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Total Return Fund returned 11.30%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade corporate bonds and senior secured floating-rate bank loan as well as overweight allocation to high-yield (HY) corporate bonds and collateralized loan obligations.
↑	Overweight allocation to agency mortgage-backed securities (MBS), non-agency residential mortgage-backed securities and commercial mortgage-backed securities (CMBS).
↑	Exposure to taxable municipal bonds and sovereign emerging-market debt.

Top detractors from performance:
↓	Security selection in MBS and CMBS.
↓	Security selection in HY corporate bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	11.30	-0.06	1.36
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,153,658,403
Holdings Count | $ / shares	730	[70]
Advisory Fees Paid, Amount	$ 12,522,070
Investment Company Portfolio Turnover	204.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,153,658,403
Total Number of Portfolio Holdings*	730
Total Management Fee Paid	$12,522,070
Portfolio Turnover Rate	204.24%
[70]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Additionally, effective September 30, 2024, Michael V. Salm was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Advisor Class
Trading Symbol	FBDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$61	0.58%
[71]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Total Return Fund returned 11.19%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade corporate bonds and senior secured floating-rate bank loan as well as overweight allocation to high-yield (HY) corporate bonds and collateralized loan obligations.
↑	Overweight allocation to agency mortgage-backed securities (MBS), non-agency residential mortgage-backed securities and commercial mortgage-backed securities (CMBS).
↑	Exposure to taxable municipal bonds and sovereign emerging-market debt.

Top detractors from performance:
↓	Security selection in MBS and CMBS.
↓	Security selection in HY corporate bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	11.19	-0.17	1.24
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,153,658,403
Holdings Count | $ / shares	730	[72]
Advisory Fees Paid, Amount	$ 12,522,070
Investment Company Portfolio Turnover	204.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,153,658,403
Total Number of Portfolio Holdings*	730
Total Management Fee Paid	$12,522,070
Portfolio Turnover Rate	204.24%
[72]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Additionally, effective September 30, 2024, Michael V. Salm was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[30]
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[33]
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[36]
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.

[37]
*	Does not include derivatives, except purchased options, if any.

[38]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[39]
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[46]
*	Does not include derivatives, except purchased options, if any.

[47]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
*	Does not include derivatives, except purchased options, if any.

[51]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
*	Does not include derivatives, except purchased options, if any.

[57]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[58]
*	Does not include derivatives, except purchased options, if any.

[59]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
*	Does not include derivatives, except purchased options, if any.

[63]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
*	Does not include derivatives, except purchased options, if any.

[69]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[70]
*	Does not include derivatives, except purchased options, if any.

[71]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[72]
*	Does not include derivatives, except purchased options, if any.